Stockholders’ equity (Details Narrative)	3 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2015
Shares cancelled | shares	130,000				285,600
Gain on derivative liability	$ 51		$ 16,344		$ 23,314
Warrants value					$ 51
Number of options granted | shares	1,885,000				2,550,000
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | $ / shares	$ 0.30				$ 0.40
Aggregate intrinsic value for options
Share-based payment arrangement, expense	111,974		159,998
2015 Stock Option Plan [Member]
Share-based compensation arrangement, percentage of outstanding stock maximum						10.00%
Share-based payment arrangement, expense	$ 111,974		$ 159,998
Share-based compensation arrangement, weighted average grant | $ / shares	$ 0.28		$ 0.34
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Number of options granted | shares	2,550,000		1,885,000
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)	$ 0.40	$ 0.50	$ 0.22	$ 0.30
2015 Stock Option Plan [Member] | Maximum [Member]
Share-based compensation arrangement, expiration period (Year)						10 years
TSXV [Member]
Shares acquired pursuant | shares					6,579,074
Percentage of issued and outstanding shares					5.00%
NCIB [Member]
Shares acquired pursuant | shares	43,500				275,000
Shares acquired pursuant value					$ 87,778
Shares cancelled | shares					233,500
Shares cancelled value	$ 12,310